Revenue from contracts with customers and trade receivables (Details 6) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	[1]	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	[1]	Mar. 31, 2018 USD ($)	[1]
Statement [Line Items]
Provision made during the year, net of reversals	₨ 2,638
Provision used during the year	(3,224)
Effect of changes in foreign exchange rates	222
Refund Liability [Member]
Statement [Line Items]
Balance at the beginning of the year	3,581			₨ 3,210
Provision made during the year, net of reversals	2,675			3,592
Provision used during the year	(3,224)	$ (27)		(3,324)	$ (27)		$ (30)
Effect of changes in foreign exchange rates	220			103
Balance at the closing of the year	3,252			3,581
Current	3,252			3,581
Non-current	₨ 0			₨ 0

[1]	Currently, the Company does not separately track the credits and payments, in each case to the extent relating to prior years for chargebacks, rebates, medicaid payments or refund liability.